UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2014

Courtney R. Taylor

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Intermediate Bond Fund of America® Semi-annual report for the six months ended February 28, 2014

Intermediate Bond Fund of America seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–2.85%	2.63%	2.40%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated November 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of Intermediate Bond Fund of America’s fiscal year was a period in which many types of U.S. bonds generated a positive return. With its investment focus on high-quality U.S. government, corporate, mortgage-related and asset-backed bonds, the fund recorded a total return of 1.64% for the six months ended February 28, 2014.

The fund’s share price rose somewhat, from $13.40 to $13.53 for the period. Investors who reinvested monthly dividends totaling about 9.1 cents a share earned an income return of 0.67% — about the same as those who took their dividends in cash.

Among U.S. Treasuries, returns for bonds with longer maturities generally led the way. Corporate bonds generated among the highest six-month returns of any U.S. investment-grade (rated Baa/BBB and above) credit sector. Against this supportive backdrop, the unmanaged Barclays U.S. Government/Credit 1–7 Years ex BBB Index, a broad measure of the market in which the fund invests, posted a return of 1.49%.

The Lipper Short-Intermediate Investment Grade Debt Funds Average recorded a return of 1.97%. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. This peer group measure includes some funds that — unlike this fund — invest in relatively risky below investment-grade bonds. Results for longer time periods are shown in the table below.

Results at a glance

For periods ended February 28, 2014, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years	Lifetime (since 2/19/88)
Intermediate Bond Fund of America (Class A shares)	1.64%	–0.07%	2.00%	3.42%	2.73%	5.15%
Barclays U.S. Government/Credit 1–7 Years ex BBB Index*	1.49	0.35	2.34	3.15	3.53	5.87
Lipper Short-Intermediate Investment Grade Debt Funds Average	1.97	0.58	2.83	5.30	3.49	5.62
Lipper Short-Intermediate U.S. Government Funds Average†	1.33	–0.74	1.43	2.35	2.94	5.41

*	The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Intermediate Bond Fund of America is not included in this category, or the calculation of the category average.

Intermediate Bond Fund of America	1

Economic and market overview

The domestic recovery continued, though there have been some bumps along the way. Severe cold weather at the end of 2013 appeared to temporarily disrupt the favorable trend in job growth. The recovery in the U.S. housing market also lost a little luster recently as price appreciation began to decelerate.

For the most part, bond market sentiment held up well over the six months through February 28, 2014. This relative calm stood in stark contrast to the selloff that was evident just a few months prior to the start of the fiscal year, when official comments were widely interpreted as portending the imminent tapering of the Federal Reserve’s massive bond buying activity. Though the Fed’s reduction did not materialize straightaway, solid economic data meant that the policy shift was, to an extent, already reflected in bond prices. Yields moved little in the wake of the central bank’s December 2013 announcement that, starting in January, it would reduce its $85 billion worth of monthly bond purchases by $10 billion each month.

Overall, Treasuries generated a six-month total return of 1.57%. Investment-grade U.S. corporate bonds recorded a 4.74% return, with issues from firms in the gaming, media and mining industries leading the way.

Inside the portfolio

As of February 28, 2014, Treasuries and other U.S. government obligations accounted for the lion’s share of the portfolio: 58.8% of assets. Holdings of corporate bonds stood at 28.1%. We have continued to focus on investing in high-quality companies that our research suggests offer a reasonable longer term return potential, given the risk entailed.

Conversely, the fund’s portfolio managers have reduced investments in agency pass-through securities; holdings totaled 2.6% at the end of the period, about 6.4 percentage points below the figure six months earlier. In our view, the valuations of some of these mortgage-related securities appeared high, given the economic backdrop and our outlook for interest rates. Valuations among certain pass-throughs could move substantially lower if market expectations around interest rate volatility trend upward — a distinct possibility in the next year or so. We have identified attractive opportunities to invest in commercial mortgage-backed as well as asset-backed securities (including those backed by rental car payments). Our research indicates that these investments offer yields and structural features that create an attractive risk-adjusted return potential, even if volatility picks up.

Looking ahead

The U.S. recovery remains on track, with housing a key economic engine. We are hopeful that a broadening recovery — encompassing greater capital expenditure and industrial activity — may develop and prompt faster growth.

2	Intermediate Bond Fund of America

Recent bond market pricing and Fed statements suggest that the central bank could begin to raise the official short-term interest rate (the federal funds rate) in the first half of 2015. Though this expectation seems reasonable, the fund’s portfolio managers believe the timing of such a move may come later. Meanwhile, the effect on Treasury yields of the Fed’s reduction in its monthly bond buying could be somewhat offset by reduced issuance. Increased tax revenues and continued spending restraint have helped to rapidly shrink the federal budget deficit — a trend that appears set to continue. In 2013 the deficit fell by about 38% to $680 billion.

To a degree, bond market pricing appears to already reflect higher future interest rates. Over the period we have largely maintained the average maturity of the fund’s portfolio, but reshaped its exposure to different bond maturities. This should, we believe, help overall returns to have a measure of resilience — in the event that an accelerating economy (and perhaps an increase in inflation) prompts the Fed to hasten its normalization of monetary policy.

Finally, we’d like to take this opportunity to introduce two additions to the fund’s roster of portfolio managers. Fergus N. MacDonald has 21 years of investment experience —with an emphasis on interest rates, as well as mortgage-related and asset-backed securities. David S. Lee has 14 years, mostly focused on corporate bonds.

We are grateful for your continued support and look forward to reporting to you again in six months.

Cordially,

Mark A. Brett
President

April 10, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2014, calculated in accordance with the U.S Securities and Exchange Commission (SEC) formula, was 0.70%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.29%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Intermediate Bond Fund of America	3

Summary investment portfolio February 28, 2014	unaudited

Investment mix by security type	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	53.5%
Aaa/AAA	10.8
Aa/AA	8.2
A/A	14.6
Baa/BBB	7.4
Unrated	0.1
Short-term securities & other assets less liabilities	5.4
*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

4	Intermediate Bond Fund of America

Bonds, notes & other debt instruments 94.54%	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 49.77%
U.S. Treasury 48.34%
2.25% 2014	$51,000	$51,273
2.625% 2014	188,250	190,244
0.25% 2015	261,600	261,885
0.25% 2015	135,000	135,031
1.75% 2015[1]	100,000	102,217
2.25% 2015	58,000	59,119
4.125% 2015	50,000	52,375
4.25% 2015	50,000	52,951
0.625% 2016	294,250	294,400
0.625% 2016	145,000	145,489
0.625% 2016	125,000	125,151
0.875% 2016	201,500	203,328
1.50% 2016	60,000	61,470
2.00% 2016	70,000	72,428
2.375% 2016	50,000	52,092
4.50% 2016	47,500	51,381
5.125% 2016	96,500	106,517
7.50% 2016	40,000	47,430
0.50% 2017	67,640	66,731	48.34%
0.625% 2017	318,075	316,049
0.75% 2017	49,250	49,073
0.875% 2017	145,000	145,407
1.00% 2017	247,250	249,171
2.50% 2017	153,750	162,032
4.50% 2017	60,000	67,015
4.625% 2017	115,000	128,193
8.75% 2017	25,000	31,292
0.75% 2018	50,000	49,224
1.00% 2018	50,000	49,486
1.25% 2018	62,000	61,474
1.375% 2018	70,000	69,992
3.50% 2018	50,000	54,584
1.75% 2022	56,800	54,046
2.50% 2023	223,550	221,770
2.75% 2023	373,250	377,091
6.25% 2023	25,000	32,893
0.625%–8.75% 2015–2044	216,600	239,984
		4,490,288	48.34

U.S. Treasury inflation-protected securities[2] 1.43%
0.375% 2023	42,060	42,081
1.375% 2044	69,752	70,887	1.43
0.125%–2.00% 2015–2026	19,248	20,277
		133,245	1.43

Total U.S. Treasury bonds & notes		4,623,533	49.77

Intermediate Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Corporate bonds & notes 28.14%
Telecommunication services 1.98%
Verizon Communications Inc. 5.15% 2023	$34,210	$37,558	.40%
Other securities		146,708	1.58
		184,266	1.98

Other corporate bonds & notes 26.16%
Other securities		2,429,043	26.16

Total corporate bonds & notes		2,613,309	28.14

Mortgage-backed obligations 9.22%
Federal agency mortgage-backed obligations[3] 4.76%
Fannie Mae:
3.00% 2027	42,578	44,194
2.50% 2029[4]	65,000	65,203	3.67
4.50% 2044[4]	38,000	40,819
0%–11.50% 2015–2050[5]	183,765	190,975
Freddie Mac 0%–6.562% 2023–2043[5]	81,060	83,468	.90
Other securities		17,355	.19
		442,014	4.76

Collateralized mortgage-backed obligations (privately originated)[3] 0.18%
Freddie Mac 1.155%–3.556% 2023–2024[5]	14,869	15,086	.16
Other securities		1,760	.02
		16,846	.18

Other mortgage-backed obligations 4.28%
Other securities		397,980	4.28

Total mortgage-backed obligations		856,840	9.22

Federal agency bonds & notes 3.76%
Fannie Mae:
Series 2012-M13, multifamily 1.246% 2017	42,658	42,825	2.11
0.50%–3.513% 2014–2023[5]	151,730	153,528
Freddie Mac 0.75%–5.00% 2014–2023[5]	113,770	113,558	1.22
Federal Home Loan Bank 1.75%–5.50% 2014–2018	31,420	31,872	.34
Other securities		7,082	.09
		348,865	3.76

6	Intermediate Bond Fund of America

	Principal amount	Value	Percent of
	(000)	(000)	net assets
Asset-backed obligations[3] 1.35%
Aesop Funding LLC, Series 2013–2A, Class A, 2.97% 2020[6]	$37,535	$38,791	.42%
Other securities		86,442	.93
		125,233	1.35

Other bonds & notes 2.30%
Other securities		214,285	2.30

Total bonds, notes & other debt instruments (cost: $8,639,933,000)		8,782,065	94.54

Preferred securities 0.03%
U.S. government agency securities 0.03%
Other securities		2,712	.03

Total preferred securities (cost: $3,985,000)		2,712	.03

Short-term securities 6.13%
Federal Home Loan Bank 0.07%–0.10% due 5/16–7/25/2014	188,900	188,861	2.03
Abbott Laboratories 0.06%–0.10% due 3/20–5/19/2014[6]	64,800	64,792	.70
Coca-Cola Co. 0.11%–0.13% due 5/12–5/22/2014[6]	59,500	59,488	.64
Chevron Corp. 0.07% due 3/17–4/21/2014[6]	58,400	58,395	.63
Wal-Mart Stores, Inc. 0.05%–0.08% due 3/19–4/8/2014[6]	50,200	50,197	.54
ExxonMobil Corp. 0.05%–0.07% due 3/17–3/18/2014	31,800	31,799	.34
Fannie Mae 0.09%–0.12% due 5/2–7/23/2014	17,800	17,796	.19
Freddie Mac 0.10% due 5/2/2014	10,000	9,999	.11
Other securities		88,097	.95

Total short-term securities (cost: $569,401,000)		569,424	6.13
Total investment securities (cost: $9,213,319,000)		9,354,201	100.70
Other assets less liabilities		(64,677)	(.70)

Net assets		$9,289,524	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Intermediate Bond Fund of America	7

Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average notional amount of interest rate swaps was $85,000,000 over the prior two-month period.

Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 2/28/2014 (000)
Pay	3-month USD-LIBOR	0.727%	12/19/2016	$85,000	$(4)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,290,000, which represented .01% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	A portion or all of the security purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,072,824,000, which represented 11.55% of the net assets of the fund.

Key to abbreviation

TBA = To be announced

See Notes to Financial Statements

8	Intermediate Bond Fund of America

Financial statements

Statement of assets and liabilities at February 28, 2014	unaudited (dollars in thousands)

Assets:
Investment securities, at value (cost: $9,213,319)		$9,354,201
Cash		92
Receivables for:
Sales of investments	$192,325
Sales of fund’s shares	16,791
Interest	43,797	252,913
		9,607,206
Liabilities:
Payables for:
Purchases of investments	296,551
Repurchases of fund’s shares	14,720
Dividends on fund’s shares	409
Investment advisory services	1,531
Services provided by related parties	4,026
Trustees’ deferred compensation	247
Variation margin on interest rate swaps	44
Other	154	317,682
Net assets at February 28, 2014		$9,289,524

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,235,880
Distributions in excess of net investment income		(2,627)
Accumulated net realized loss		(84,607)
Net unrealized appreciation		140,878
Net assets at February 28, 2014		$9,289,524

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (686,566 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$6,221,759	459,835	$13.53
Class B	25,385	1,876	13.53
Class C	168,313	12,440	13.53
Class F-1	612,624	45,278	13.53
Class F-2	185,688	13,724	13.53
Class 529-A	369,260	27,291	13.53
Class 529-B	2,991	221	13.53
Class 529-C	79,230	5,856	13.53
Class 529-E	17,795	1,315	13.53
Class 529-F-1	73,421	5,426	13.53
Class R-1	11,325	837	13.53
Class R-2	134,321	9,927	13.53
Class R-3	149,951	11,082	13.53
Class R-4	118,973	8,793	13.53
Class R-5	42,520	3,143	13.53
Class R-6	1,075,968	79,522	13.53

See Notes to Financial Statements

Intermediate Bond Fund of America	9

Statement of operations for the six months ended February 28, 2014	unaudited (dollars in thousands)

Investment income:
Income:
Interest		$87,656
Fees and expenses*:
Investment advisory services	$9,760
Distribution services	11,069
Transfer agent services	5,516
Administrative services	1,039
Reports to shareholders	318
Registration statement and prospectus	160
Trustees’ compensation	51
Auditing and legal	66
Custodian	12
Other	316	28,307
Net investment income		59,349

Net realized gain and unrealized appreciation on investments and interest rate swaps:
Net realized gain on:
Investments	17,255
Interest rate swaps	81	17,336
Net unrealized appreciation (depreciation) on:
Investments	76,113
Interest rate swaps	(4)	76,109
Net realized gain and unrealized appreciation on investments and interest rate swaps		93,445

Net increase in net assets resulting from operations		$152,794

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	Intermediate Bond Fund of America

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 28, 2014 *	Year ended August 31, 2013
Operations:
Net investment income	$59,349	$120,928
Net realized gain on investments and interest rate swaps	17,336	28,451
Net unrealized appreciation (depreciation) on investments and interest rate swaps	76,109	(299,754)
Net increase (decrease) in net assets resulting from operations	152,794	(150,375)

Dividends paid or accrued to shareholders from net investment income	(60,953)	(135,040)

Net capital share transactions	(108,483)	(122,161)

Total decrease in net assets	(16,642)	(407,576)

Net assets:
Beginning of period	9,306,166	9,713,742
End of period (including distributions in excess of net investment income: $(2,627) and $(1,023), respectively)	$9,289,524	$9,306,166

* Unaudited.

See Notes to Financial Statements

Intermediate Bond Fund of America	11

Notes to financial statements	unaudited

1. Organization

Intermediate Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income consistent with its maturity and quality standards described in the prospectus and preservation of capital.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	Intermediate Bond Fund of America

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Intermediate Bond Fund of America	13

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which

14	Intermediate Bond Fund of America

method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Intermediate Bond Fund of America	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflected the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2014, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate the risks of an issuer defaulting on its obligations.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and

16	Intermediate Bond Fund of America

the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity

Intermediate Bond Fund of America	17

of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin on interest rate swaps	$—	Variation margin on interest rate swaps	$44

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized gain on interest rate swaps	$81	Net unrealized depreciation on interest rate swaps	$(4)

Collateral — The fund has entered into a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

18	Intermediate Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009 and by state tax authorities for tax years before 2008.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$572
Capital loss carryforward expiring 2018*	(66,274)
Post-October capital loss deferral†	(31,190)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Intermediate Bond Fund of America	19

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$151,022
Gross unrealized depreciation on investment securities	(16,424)
Net unrealized appreciation on investment securities	134,598
Cost of investment securities	9,219,603

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2014	Year ended August 31, 2013
Class A	$41,877	$96,681
Class B	86	327
Class C	495	1,583
Class F-1	3,813	7,945
Class F-2	1,378	3,997
Class 529-A	2,316	5,347
Class 529-B	8	36
Class 529-C	190	536
Class 529-E	90	217
Class 529-F-1	538	1,197
Class R-1	32	97
Class R-2	376	1,013
Class R-3	771	1,823
Class R-4	769	1,775
Class R-5	333	764
Class R-6	7,881	11,702
Total	$60,953	$135,040

20	Intermediate Bond Fund of America

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2014, the investment advisory services fee was $9,760,000, which was equivalent to an annualized rate of 0.213% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Intermediate Bond Fund of America	21

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

22	Intermediate Bond Fund of America

For the six months ended February 28, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$7,299	$4,118	$312	Not applicable
Class B	147	20	Not applicable	Not applicable
Class C	916	119	46	Not applicable
Class F-1	733	385	148	Not applicable
Class F-2	Not applicable	90	44	Not applicable
Class 529-A	409	206	93	$182
Class 529-B	18	2	1	2
Class 529-C	407	48	21	40
Class 529-E	44	6	5	8
Class 529-F-1	—	41	18	36
Class R-1	58	7	3	Not applicable
Class R-2	506	262	34	Not applicable
Class R-3	386	139	39	Not applicable
Class R-4	146	61	29	Not applicable
Class R-5	Not applicable	11	10	Not applicable
Class R-6	Not applicable	1	236	Not applicable
Total class-specific expenses	$11,069	$5,516	$1,039	$268

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $51,000 in the fund’s statement of operations includes $34,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Intermediate Bond Fund of America	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2014

Class A	$644,460	47,825	$40,875	3,029	$(941,571)	(69,889)	$(256,236)	(19,035)
Class B	2,159	160	85	6	(12,089)	(898)	(9,845)	(732)
Class C	19,061	1,415	476	36	(56,023)	(4,160)	(36,486)	(2,709)
Class F-1	115,144	8,545	3,805	282	(86,627)	(6,430)	32,322	2,397
Class F-2	44,177	3,278	1,045	77	(33,759)	(2,505)	11,463	850
Class 529-A	34,817	2,585	2,325	172	(56,168)	(4,171)	(19,026)	(1,414)
Class 529-B	277	21	8	1	(1,662)	(124)	(1,377)	(102)
Class 529-C	7,748	575	189	14	(16,102)	(1,196)	(8,165)	(607)
Class 529-E	2,130	158	90	7	(3,535)	(263)	(1,315)	(98)
Class 529-F-1	7,845	582	540	40	(11,593)	(862)	(3,208)	(240)
Class R-1	1,254	93	31	2	(2,303)	(170)	(1,018)	(75)
Class R-2	15,847	1,176	375	28	(25,460)	(1,890)	(9,238)	(686)
Class R-3	20,555	1,526	766	57	(33,781)	(2,508)	(12,460)	(925)
Class R-4	23,398	1,737	772	57	(22,160)	(1,644)	2,010	150
Class R-5	9,478	703	335	25	(9,602)	(714)	211	14
Class R-6	258,375	19,198	7,965	590	(62,455)	(4,629)	203,885	15,159
Total net increase (decrease)	$1,206,725	89,577	$59,682	4,423	$(1,374,890)	(102,053)	$(108,483)	(8,053)

Year ended August 31, 2013

Class A	$1,853,301	135,322	$93,726	6,857	$(2,216,704)	(162,422)	$(269,677)	(20,243)
Class B	8,788	641	322	24	(34,891)	(2,551)	(25,781)	(1,886)
Class C	52,049	3,800	1,520	111	(139,311)	(10,195)	(85,742)	(6,284)
Class F-1	197,845	14,480	7,852	574	(199,200)	(14,568)	6,497	486
Class F-2	121,853	8,884	3,204	234	(236,236)	(17,257)	(111,179)	(8,139)
Class 529-A	101,924	7,440	5,325	390	(109,064)	(8,005)	(1,815)	(175)
Class 529-B	1,280	93	35	2	(5,461)	(399)	(4,146)	(304)
Class 529-C	19,813	1,447	535	39	(34,852)	(2,556)	(14,504)	(1,070)
Class 529-E	5,142	375	216	16	(5,847)	(429)	(489)	(38)
Class 529-F-1	19,405	1,419	1,191	87	(20,413)	(1,494)	183	12
Class R-1	4,229	308	97	7	(8,829)	(646)	(4,503)	(331)
Class R-2	47,343	3,455	1,008	74	(65,377)	(4,780)	(17,026)	(1,251)
Class R-3	63,457	4,632	1,803	132	(74,034)	(5,416)	(8,774)	(652)
Class R-4	44,429	3,242	1,765	129	(61,936)	(4,529)	(15,742)	(1,158)
Class R-5	13,802	1,010	763	56	(21,608)	(1,578)	(7,043)	(512)
Class R-6	488,402	35,658	11,667	855	(62,489)	(4,586)	437,580	31,927
Total net increase (decrease)	$3,043,062	222,206	$131,029	9,587	$(3,296,252)	(241,411)	$(122,161)	(9,618)

* Includes exchanges between share classes of the fund.

24	Intermediate Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,623,692,000 and $5,366,138,000, respectively, during the six months ended February 28, 2014.

Intermediate Bond Fund of America	25

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2014[4,5]	$13.40	$.09	$.13	$.22
	Year ended 8/31/2013	13.79	.17	(.37)	(.20)
	Year ended 8/31/2012	13.66	.24	.15	.39
	Year ended 8/31/2011	13.65	.30	.02	.32
	Year ended 8/31/2010	13.10	.33	.56	.89
	Year ended 8/31/2009	13.02	.45	.09	.54
Class B:	Six months ended 2/28/2014[4,5]	13.40	.04	.13	.17
	Year ended 8/31/2013	13.79	.07	(.37)	(.30)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
Class C:	Six months ended 2/28/2014[4,5]	13.40	.04	.13	.17
	Year ended 8/31/2013	13.79	.06	(.37)	(.31)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
Class F-1:	Six months ended 2/28/2014[4,5]	13.40	.09	.13	.22
	Year ended 8/31/2013	13.79	.17	(.37)	(.20)
	Year ended 8/31/2012	13.66	.23	.15	.38
	Year ended 8/31/2011	13.65	.29	.02	.31
	Year ended 8/31/2010	13.10	.33	.56	.89
	Year ended 8/31/2009	13.02	.44	.09	.53
Class F-2:	Six months ended 2/28/2014[4,5]	13.40	.10	.13	.23
	Year ended 8/31/2013	13.79	.20	(.37)	(.17)
	Year ended 8/31/2012	13.66	.27	.15	.42
	Year ended 8/31/2011	13.65	.33	.02	.35
	Year ended 8/31/2010	13.10	.37	.56	.93
	Year ended 8/31/2009	13.02	.48	.09	.57
Class 529-A:	Six months ended 2/28/2014[4,5]	13.40	.08	.13	.21
	Year ended 8/31/2013	13.79	.16	(.37)	(.21)
	Year ended 8/31/2012	13.66	.22	.15	.37
	Year ended 8/31/2011	13.65	.29	.02	.31
	Year ended 8/31/2010	13.10	.32	.56	.88
	Year ended 8/31/2009	13.02	.44	.09	.53

26	Intermediate Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.09)	$13.53	1.64%	$6,222	.60%[6]		.60%[6]		1.31%[6]
(.19)	13.40	(1.46)	6,416	.60		.60		1.26
(.26)	13.79	2.86	6,884	.61		.61		1.76
(.31)	13.66	2.36	6,436	.60		.60		2.18
(.34)	13.65	6.91	6,723	.62		.62		2.51
(.46)	13.10	4.27	5,304	.69		.68		3.46
(.04)	13.53	1.26	25	1.36	[6]	1.36	[6]	.55	[6]
(.09)	13.40	(2.20)	35	1.35		1.35		.52
(.15)	13.79	2.10	62	1.35		1.35		1.04
(.20)	13.66	1.60	96	1.36		1.36		1.44
(.24)	13.65	6.12	175	1.36		1.36		1.78
(.36)	13.10	3.51	207	1.42		1.41		2.79
(.04)	13.53	1.24	168	1.40	[6]	1.40	[6]	.51	[6]
(.08)	13.40	(2.24)	203	1.40		1.40		.47
(.15)	13.79	2.05	296	1.40		1.40		.98
(.20)	13.66	1.55	335	1.41		1.41		1.39
(.24)	13.65	6.07	414	1.41		1.41		1.72
(.36)	13.10	3.47	342	1.46		1.46		2.69
(.09)	13.53	1.62	613	.66	[6]	.66	[6]	1.25	[6]
(.19)	13.40	(1.49)	574	.64		.64		1.23
(.25)	13.79	2.80	585	.67		.67		1.70
(.30)	13.66	2.31	550	.65		.65		2.13
(.34)	13.65	6.86	573	.67		.67		2.45
(.45)	13.10	4.24	479	.71		.70		3.49
(.10)	13.53	1.76	186	.38	[6]	.38	[6]	1.53	[6]
(.22)	13.40	(1.24)	172	.39		.39		1.49
(.29)	13.79	3.13	290	.35		.35		2.01
(.34)	13.66	2.63	282	.34		.34		2.44
(.38)	13.65	7.21	256	.34		.34		2.79
(.49)	13.10	4.54	245	.38		.38		3.23
(.08)	13.53	1.59	369	.70	[6]	.70	[6]	1.21	[6]
(.18)	13.40	(1.55)	385	.70		.70		1.16
(.24)	13.79	2.76	398	.70		.70		1.66
(.30)	13.66	2.29	331	.68		.68		2.11
(.33)	13.65	6.83	284	.69		.69		2.43
(.45)	13.10	4.21	200	.74		.73		3.42

See page 31 for footnotes.

Intermediate Bond Fund of America	27

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:	Six months ended 2/28/2014[4,5]	$13.40	$.03	$.13	$.16
	Year ended 8/31/2013	13.79	.05	(.37)	(.32)
	Year ended 8/31/2012	13.66	.12	.15	.27
	Year ended 8/31/2011	13.65	.18	.02	.20
	Year ended 8/31/2010	13.10	.22	.56	.78
	Year ended 8/31/2009	13.02	.34	.09	.43
Class 529-C:	Six months ended 2/28/2014[4,5]	13.40	.03	.13	.16
	Year ended 8/31/2013	13.79	.05	(.37)	(.32)
	Year ended 8/31/2012	13.66	.12	.15	.27
	Year ended 8/31/2011	13.65	.18	.02	.20
	Year ended 8/31/2010	13.10	.22	.56	.78
	Year ended 8/31/2009	13.02	.34	.09	.43
Class 529-E:	Six months ended 2/28/2014[4,5]	13.40	.07	.13	.20
	Year ended 8/31/2013	13.79	.13	(.37)	(.24)
	Year ended 8/31/2012	13.66	.19	.15	.34
	Year ended 8/31/2011	13.65	.25	.02	.27
	Year ended 8/31/2010	13.10	.29	.56	.85
	Year ended 8/31/2009	13.02	.40	.09	.49
Class 529-F-1:	Six months ended 2/28/2014[4,5]	13.40	.10	.13	.23
	Year ended 8/31/2013	13.79	.19	(.37)	(.18)
	Year ended 8/31/2012	13.66	.25	.15	.40
	Year ended 8/31/2011	13.65	.32	.02	.34
	Year ended 8/31/2010	13.10	.35	.56	.91
	Year ended 8/31/2009	13.02	.47	.09	.56
Class R-1:	Six months ended 2/28/2014[4,5]	13.40	.04	.13	.17
	Year ended 8/31/2013	13.79	.06	(.37)	(.31)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44

28	Intermediate Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.03)	$13.53	1.20%	$3	1.49%[6]		1.49%[6]		.42%[6]
(.07)	13.40	(2.32)	4	1.48		1.48		.39
(.14)	13.79	1.96	9	1.48		1.48		.90
(.19)	13.66	1.48	13	1.47		1.47		1.32
(.23)	13.65	6.00	24	1.48		1.48		1.65
(.35)	13.10	3.39	23	1.54		1.53		2.65
(.03)	13.53	1.20	79	1.48	[6]	1.48	[6]	.43	[6]
(.07)	13.40	(2.31)	87	1.47		1.47		.40
(.14)	13.79	1.97	104	1.47		1.47		.89
(.19)	13.66	1.49	92	1.46		1.46		1.32
(.23)	13.65	6.01	97	1.47		1.47		1.65
(.35)	13.10	3.40	72	1.53		1.52		2.66
(.07)	13.53	1.48	18	.93	[6]	.93	[6]	.97	[6]
(.15)	13.40	(1.78)	19	.93		.93		.93
(.21)	13.79	2.51	20	.94		.94		1.42
(.26)	13.66	2.00	16	.96		.96		1.83
(.30)	13.65	6.54	14	.97		.97		2.16
(.41)	13.10	3.92	11	1.02		1.01		3.14
(.10)	13.53	1.70	74	.49	[6]	.49	[6]	1.42	[6]
(.21)	13.40	(1.33)	76	.47		.47		1.39
(.27)	13.79	3.00	78	.47		.47		1.89
(.33)	13.66	2.50	66	.46		.46		2.32
(.36)	13.65	7.07	54	.47		.47		2.65
(.48)	13.10	4.44	37	.52		.52		3.63
(.04)	13.53	1.24	11	1.40	[6]	1.40	[6]	.51	[6]
(.08)	13.40	(2.23)	12	1.39		1.39		.48
(.15)	13.79	2.05	17	1.39		1.39		.97
(.20)	13.66	1.54	15	1.41		1.41		1.37
(.24)	13.65	6.06	19	1.42		1.42		1.69
(.36)	13.10	3.45	10	1.47		1.46		2.65

See page 31 for footnotes.

Intermediate Bond Fund of America	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:	Six months ended 2/28/2014[4,5]	$13.40	$.04	$.13	$.17
	Year ended 8/31/2013	13.79	.07	(.37)	(.30)
	Year ended 8/31/2012	13.66	.13	.15	.28
	Year ended 8/31/2011	13.65	.19	.02	.21
	Year ended 8/31/2010	13.10	.23	.56	.79
	Year ended 8/31/2009	13.02	.35	.09	.44
Class R-3:	Six months ended 2/28/2014[4,5]	13.40	.07	.13	.20
	Year ended 8/31/2013	13.79	.12	(.37)	(.25)
	Year ended 8/31/2012	13.66	.19	.15	.34
	Year ended 8/31/2011	13.65	.25	.02	.27
	Year ended 8/31/2010	13.10	.28	.56	.84
	Year ended 8/31/2009	13.02	.40	.09	.49
Class R-4:	Six months ended 2/28/2014[4,5]	13.40	.09	.13	.22
	Year ended 8/31/2013	13.79	.17	(.37)	(.20)
	Year ended 8/31/2012	13.66	.23	.15	.38
	Year ended 8/31/2011	13.65	.29	.02	.31
	Year ended 8/31/2010	13.10	.33	.56	.89
	Year ended 8/31/2009	13.02	.44	.09	.53
Class R-5:	Six months ended 2/28/2014[4,5]	13.40	.11	.13	.24
	Year ended 8/31/2013	13.79	.21	(.37)	(.16)
	Year ended 8/31/2012	13.66	.27	.15	.42
	Year ended 8/31/2011	13.65	.33	.02	.35
	Year ended 8/31/2010	13.10	.37	.56	.93
	Year ended 8/31/2009	13.02	.48	.09	.57
Class R-6:	Six months ended 2/28/2014[4,5]	13.40	.11	.13	.24
	Year ended 8/31/2013	13.79	.22	(.37)	(.15)
	Year ended 8/31/2012	13.66	.28	.15	.43
	Year ended 8/31/2011	13.65	.34	.02	.36
	Year ended 8/31/2010	13.10	.37	.56	.93
	Period from 5/1/2009 to 8/31/2009[4,7]	12.79	.14	.31	.45

	Six months
	ended
	February 28,	Year ended August 31
	2014[4,5]	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	83%	199%	146%	80%	43%	87%

30	Intermediate Bond Fund of America

Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(.04)	$13.53	1.25%	$134	1.39%[6]		1.39%[6]		.51%[6]
(.09)	13.40	(2.20)	142	1.36		1.36		.51
(.15)	13.79	2.06	164	1.39		1.39		.98
(.20)	13.66	1.55	161	1.41		1.40		1.38
(.24)	13.65	6.06	175	1.45		1.42		1.71
(.36)	13.10	3.47	146	1.53		1.45		2.72
(.07)	13.53	1.47	150	.95	[6]	.95	[6]	.96	[6]
(.14)	13.40	(1.79)	161	.95		.95		.92
(.21)	13.79	2.49	175	.96		.96		1.41
(.26)	13.66	1.99	169	.97		.97		1.81
(.29)	13.65	6.52	172	.99		.99		2.14
(.41)	13.10	3.90	153	1.04		1.03		3.14
(.09)	13.53	1.63	119	.63	[6]	.63	[6]	1.28	[6]
(.19)	13.40	(1.48)	116	.63		.63		1.24
(.25)	13.79	2.83	135	.63		.63		1.74
(.30)	13.66	2.32	120	.65		.65		2.14
(.34)	13.65	6.87	121	.65		.65		2.46
(.45)	13.10	4.25	79	.70		.69		3.47
(.11)	13.53	1.78	43	.33	[6]	.33	[6]	1.58	[6]
(.23)	13.40	(1.18)	42	.33		.33		1.54
(.29)	13.79	3.13	50	.34		.34		2.03
(.34)	13.66	2.62	47	.35		.35		2.44
(.38)	13.65	7.18	45	.36		.36		2.76
(.49)	13.10	4.56	35	.39		.39		3.76
(.11)	13.53	1.81	1,076	.28	[6]	.28	[6]	1.63	[6]
(.24)	13.40	(1.13)	862	.27		.27		1.58
(.30)	13.79	3.19	447	.28		.28		2.08
(.35)	13.66	2.68	339	.30		.30		2.49
(.38)	13.65	7.24	315	.31		.31		2.77
(.14)	13.10	3.56	21	.12		.12		1.08

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During one of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Class R-6 shares were offered beginning May 1, 2009.

See Notes to Financial Statements

Intermediate Bond Fund of America	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2013, through February 28, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	Intermediate Bond Fund of America

	Beginning account value 9/1/2013	Ending account value 2/28/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,016.44	$3.00	.60%
Class A — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B — actual return	1,000.00	1,012.64	6.79	1.36
Class B — assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C — actual return	1,000.00	1,012.41	6.99	1.40
Class C — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 — actual return	1,000.00	1,016.17	3.30	.66
Class F-1 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 — actual return	1,000.00	1,017.55	1.90	.38
Class F-2 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-A — actual return	1,000.00	1,015.93	3.50	.70
Class 529-A — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-B — actual return	1,000.00	1,011.96	7.43	1.49
Class 529-B — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C — actual return	1,000.00	1,012.03	7.38	1.48
Class 529-C — assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E — actual return	1,000.00	1,014.76	4.65	.93
Class 529-E — assumed 5% return	1,000.00	1,020.18	4.66	.93
Class 529-F-1 — actual return	1,000.00	1,017.02	2.45	.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 — actual return	1,000.00	1,012.44	6.99	1.40
Class R-1 — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 — actual return	1,000.00	1,012.46	6.94	1.39
Class R-2 — assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-3 — actual return	1,000.00	1,014.68	4.75	.95
Class R-3 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 — actual return	1,000.00	1,016.28	3.15	.63
Class R-4 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-5 — actual return	1,000.00	1,017.79	1.65	.33
Class R-5 — assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 — actual return	1,000.00	1,018.06	1.40	.28
Class R-6 — assumed 5% return	1,000.00	1,023.41	1.40	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Intermediate Bond Fund of America	33

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34	Intermediate Bond Fund of America

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Intermediate Bond Fund of America	35

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Intermediate Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2014, portfolio of Intermediate Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Intermediate Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Intermediate Bond Fund of America® Investment portfolio February 28, 2014 unaudited

Bonds, notes & other debt instruments 94.54%
U.S. Treasury bonds & notes 49.77%	Principal amount	Value
U.S. Treasury 48.34%	(000)	(000)

U.S. Treasury 2.25% 2014	$ 51,000	$ 51,273
U.S. Treasury 2.625% 2014	188,250	190,244
U.S. Treasury 0.25% 2015	261,600	261,885
U.S. Treasury 0.25% 2015	135,000	135,031
U.S. Treasury 1.25% 2015	25,000	25,409
U.S. Treasury 1.75% 2015[1]	100,000	102,217
U.S. Treasury 2.25% 2015	58,000	59,119
U.S. Treasury 4.125% 2015	50,000	52,375
U.S. Treasury 4.25% 2015	50,000	52,951
U.S. Treasury 0.625% 2016	294,250	294,400
U.S. Treasury 0.625% 2016	145,000	145,489
U.S. Treasury 0.625% 2016	125,000	125,151
U.S. Treasury 0.625% 2016	9,000	9,036
U.S. Treasury 0.875% 2016	201,500	203,328
U.S. Treasury 1.00% 2016	25,000	25,295
U.S. Treasury 1.50% 2016	60,000	61,470
U.S. Treasury 1.50% 2016	12,600	12,911
U.S. Treasury 1.75% 2016	26,000	26,776
U.S. Treasury 2.00% 2016	70,000	72,428
U.S. Treasury 2.375% 2016	50,000	52,092
U.S. Treasury 2.625% 2016	20,000	20,912
U.S. Treasury 3.00% 2016	20,000	21,256
U.S. Treasury 4.50% 2016	47,500	51,381
U.S. Treasury 5.125% 2016	96,500	106,517
U.S. Treasury 7.50% 2016	40,000	47,430
U.S. Treasury 0.50% 2017	67,640	66,731
U.S. Treasury 0.625% 2017	318,075	316,049
U.S. Treasury 0.75% 2017	49,250	49,073
U.S. Treasury 0.875% 2017	145,000	145,407
U.S. Treasury 1.00% 2017	247,250	249,171
U.S. Treasury 2.50% 2017	153,750	162,032
U.S. Treasury 4.50% 2017	60,000	67,015
U.S. Treasury 4.625% 2017	115,000	128,193
U.S. Treasury 8.75% 2017	25,000	31,292
U.S. Treasury 0.75% 2018	50,000	49,224
U.S. Treasury 1.00% 2018	50,000	49,486
U.S. Treasury 1.25% 2018	62,000	61,474
U.S. Treasury 1.25% 2018	9,750	9,681
U.S. Treasury 1.375% 2018	70,000	69,992
U.S. Treasury 3.50% 2018	50,000	54,584
U.S. Treasury 8.75% 2020	15,000	21,114
U.S. Treasury 8.00% 2021	20,000	28,236
U.S. Treasury 1.75% 2022	56,800	54,046
U.S. Treasury 2.50% 2023	223,550	221,770
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.75% 2023	$373,250	$ 377,091
U.S. Treasury 6.25% 2023	25,000	32,893
U.S. Treasury 7.125% 2023	15,000	20,677
U.S. Treasury 2.875% 2043	5,000	4,335
U.S. Treasury 3.75% 2043	500	515
U.S. Treasury 3.625% 2044	13,750	13,831
		4,490,288
U.S. Treasury inflation-protected securities[2] 1.43%

U.S. Treasury Inflation-Protected Security 1.625% 2015	1,190	1,227
U.S. Treasury Inflation-Protected Security 0.125% 2018	15,123	15,671
U.S. Treasury Inflation-Protected Security 0.375% 2023	42,060	42,081
U.S. Treasury Inflation-Protected Security 2.00% 2026	2,935	3,379
U.S. Treasury Inflation-Protected Security 1.375% 2044	69,752	70,887
		133,245
Total U.S. Treasury bonds & notes		4,623,533
Corporate bonds & notes 28.14%
Financials 8.78%

Bank of America Corp. 4.50% 2015	5,000	5,203
Bank of America Corp., Series L, 3.625% 2016	6,985	7,364
Bank of America Corp. 3.75% 2016	11,000	11,692
Bank of America Corp. 1.25% 2017	7,000	7,012
Bank of America Corp. 5.75% 2017	5,070	5,788
Bank of America Corp. 2.60% 2019	10,000	10,135
Bank of America Corp. 5.625% 2020	7,000	8,070
Bank of America Corp. 4.125% 2024	5,000	5,124
JPMorgan Chase & Co. 3.40% 2015	6,000	6,216
JPMorgan Chase & Co. 1.125% 2016	15,000	15,096
JPMorgan Chase & Co. 1.35% 2017	14,500	14,571
JPMorgan Chase & Co. 1.625% 2018	18,500	18,322
JPMorgan Chase & Co. 3.875% 2024	5,000	5,060
Citigroup Inc. 4.587% 2015	18,865	20,093
Citigroup Inc. 6.01% 2015	3,198	3,345
Citigroup Inc. 1.70% 2016	7,000	7,099
Citigroup Inc. 3.953% 2016	5,535	5,890
Citigroup Inc. 2.50% 2018	7,500	7,599
American Express Centurion Bank 0.875% 2015	12,000	12,068
American Express Co. 6.15% 2017	2,900	3,371
American Express Co. 0.826% 2018[3]	25,000	25,043
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,414
Goldman Sachs Group, Inc. 2.625% 2019	6,300	6,343
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,973
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,029
Goldman Sachs Group, Inc. 4.00% 2024	7,500	7,525
Morgan Stanley, Series F, 6.00% 2015	3,635	3,855
Morgan Stanley 1.75% 2016	10,000	10,176
Morgan Stanley 3.80% 2016	6,325	6,690
Morgan Stanley 2.125% 2018	10,000	10,067
Kimco Realty Corp., Series C, 4.82% 2014	795	803
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,271
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,405
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Kimco Realty Corp. 5.70% 2017	$ 5,500	$ 6,155
Kimco Realty Corp. 6.875% 2019	2,000	2,407
Rabobank Nederland 2.25% 2019	7,000	7,053
Rabobank Nederland 4.625% 2023	20,500	21,124
Barclays Bank PLC 5.20% 2014	4,500	4,576
Barclays Bank PLC 6.05% 2017[4]	4,140	4,699
Barclays Bank PLC 2.50% 2019	17,250	17,455
Simon Property Group, LP 4.20% 2015	9,430	9,660
Simon Property Group, LP 6.10% 2016	7,000	7,699
Simon Property Group, LP 5.875% 2017	2,500	2,818
Simon Property Group, LP 1.50% 2018[4]	6,480	6,432
New York Life Global Funding 2.10% 2019[4]	25,000	25,074
Prologis, Inc. 5.625% 2016	6,260	6,949
Prologis, Inc. 2.75% 2019	6,005	6,072
Prologis, Inc. 3.35% 2021	1,000	994
Prologis, Inc. 4.25% 2023	10,505	10,763
Westfield Group 5.75% 2015[4]	10,000	10,736
Westfield Group 5.70% 2016[4]	1,250	1,395
Westfield Group 7.125% 2018[4]	1,000	1,200
Westfield Group 4.625% 2021[4]	4,770	5,193
Westfield Group 3.375% 2022[4]	5,600	5,606
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,820
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,043
BNP Paribas 3.60% 2016	7,000	7,366
BNP Paribas 2.40% 2018	6,500	6,560
BNP Paribas 5.00% 2021	8,000	8,922
HSBC Finance Corp. 0.669% 2016[3]	4,400	4,398
HSBC Bank PLC 0.876% 2018[3,4]	8,500	8,541
HSBC Holdings PLC 4.875% 2020	6,000	6,581
HSBC Holdings PLC 4.00% 2022	2,950	3,063
BB&T Corp. 1.00% 2017	7,000	6,972
BB&T Corp., Series C, 1.60% 2017	8,250	8,328
BB&T Corp. 2.05% 2018	5,000	5,055
Hospitality Properties Trust 5.125% 2015	1,130	1,150
Hospitality Properties Trust 6.30% 2016	5,240	5,638
Hospitality Properties Trust 6.70% 2018	10,000	11,282
Nordea Bank, Series 2, 3.70% 2014[4]	8,000	8,185
Nordea Bank AB 3.125% 2017[4]	5,000	5,261
Nordea Bank AB 4.875% 2021[4]	2,500	2,655
US Bank NA 4.95% 2014	2,550	2,629
US Bancorp., Series T, 1.65% 2017	8,500	8,669
US Bancorp. 0.726% 2018[3]	1,295	1,296
US Bancorp. 3.70% 2024	3,305	3,390
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,245
Bank of New York Mellon Corp. 0.798% 2018[3]	7,500	7,528
Wells Fargo & Co. 1.25% 2016	7,000	7,086
Wells Fargo & Co. 3.676% 2016	7,000	7,467
Westpac Banking Corp. 3.00% 2015	6,300	6,580
Westpac Banking Corp. 2.25% 2019	6,500	6,534
BPCE SA group 5.70% 2023[4]	3,750	3,958
BPCE SA group 5.15% 2024[4]	9,050	9,103
Intercontinentalexchange, Inc. 4.00% 2023	12,390	12,943
Svenska Handelsbanken AB 1.625% 2018	12,500	12,424
MetLife Global Funding I 2.50% 2015[4]	12,000	12,371
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

UBS AG 4.875% 2020	$11,000	$ 12,348
ACE INA Holdings Inc. 2.60% 2015	10,090	10,426
DCT Industrial Trust Inc. 4.50% 2023[4]	9,750	9,751
Boston Properties, Inc. 3.70% 2018	7,000	7,504
Regions Financial Corp. 2.00% 2018	7,500	7,394
ANZ National (International) Ltd. 3.125% 2015[4]	7,000	7,248
American International Group, Inc. 4.125% 2024	6,400	6,587
Discover Financial Services 4.20% 2023	5,930	6,097
Host Hotels & Resorts LP 6.00% 2020	5,465	6,003
Northern Trust Corp. 4.625% 2014	2,825	2,844
Northern Trust Corp. 5.85% 2017[4]	2,750	3,090
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,351
Société Générale 3.10% 2015[4]	5,000	5,175
Capital One Bank 1.15% 2016	5,000	5,010
Standard Chartered Bank 3.95% 2023[4]	5,000	4,776
ERP Operating LP 5.25% 2014	4,000	4,098
AvalonBay Communities, Inc. 3.625% 2020	3,645	3,779
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,628
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,886
Unum Group 7.125% 2016	2,800	3,202
Royal Bank of Canada 1.20% 2017	3,000	3,019
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,014
CNA Financial Corp. 3.95% 2024	2,370	2,394
		815,439
Consumer staples 3.08%

Anheuser-Busch InBev NV 0.602% 2014[3]	11,625	11,640
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,250
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,741
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,543
Anheuser-Busch InBev NV 0.639% 2019[3]	8,500	8,506
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,126
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,198
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,341
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,849
Wal-Mart Stores, Inc. 5.80% 2018	740	863
Coca-Cola Co. 1.50% 2015	10,000	10,186
Coca-Cola Co. 1.80% 2016	6,500	6,679
Coca-Cola Co. 3.15% 2020	6,285	6,521
SABMiller Holdings Inc. 2.45% 2017[4]	17,290	17,876
SABMiller Holdings Inc. 2.20% 2018[4]	2,700	2,715
Altria Group, Inc. 4.75% 2021	4,000	4,375
Altria Group, Inc. 2.85% 2022	5,000	4,698
Altria Group, Inc. 2.95% 2023	2,000	1,864
Altria Group, Inc. 4.00% 2024	9,500	9,522
ConAgra Foods, Inc. 1.30% 2016	8,590	8,666
ConAgra Foods, Inc. 1.90% 2018	7,835	7,831
ConAgra Foods, Inc. 3.20% 2023	2,000	1,906
WM. Wrigley Jr. Co 2.40% 2018[4]	6,650	6,723
WM. Wrigley Jr. Co 3.375% 2020[4]	10,000	10,209
Procter & Gamble Co. 3.50% 2015	7,500	7,723
Procter & Gamble Co. 1.45% 2016	8,410	8,559
Pernod Ricard SA 2.95% 2017[4]	14,500	15,128
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

British American Tobacco International Finance PLC 2.125% 2017[4]	$ 7,000	$ 7,172
British American Tobacco International Finance PLC 9.50% 2018[4]	5,910	7,835
Philip Morris International Inc. 1.875% 2019	2,400	2,396
Philip Morris International Inc. 2.90% 2021	8,850	8,766
Philip Morris International Inc. 3.60% 2023	3,000	2,985
Reynolds American Inc. 3.25% 2022	6,850	6,526
Reynolds American Inc. 4.85% 2023	3,750	3,940
PepsiCo, Inc. 2.50% 2016	10,000	10,376
Kroger Co. 6.40% 2017	7,500	8,666
Kraft Foods Inc. 2.25% 2017	7,725	7,940
Tesco PLC 5.50% 2017[4]	6,840	7,680
General Mills, Inc. 0.586% 2014[3]	7,500	7,506
		286,026
Energy 2.93%

StatoilHydro ASA 2.90% 2014	3,110	3,161
StatoilHydro ASA 3.875% 2014	4,750	4,768
Statoil ASA 3.125% 2017	22,000	23,434
Statoil ASA 0.697% 2018[3]	5,000	5,033
Statoil ASA 1.95% 2018	1,595	1,608
Statoil ASA 3.15% 2022	4,000	4,039
Shell International Finance BV 4.00% 2014	25,000	25,043
Shell International Finance BV 3.10% 2015	7,500	7,775
Shell International Finance BV 2.00% 2018	4,365	4,417
Total Capital SA 3.00% 2015	7,000	7,240
Total Capital SA 2.30% 2016	8,000	8,289
Total Capital Canada Ltd. 1.45% 2018	20,130	20,156
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,158
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,329
Kinder Morgan Energy Partners, LP 3.50% 2021	4,430	4,454
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	4,009
Kinder Morgan Energy Partners, LP 4.15% 2024	3,000	2,981
Chevron Corp. 1.718% 2018	20,000	20,124
Transocean Inc. 5.05% 2016	8,000	8,777
Transocean Inc. 2.50% 2017	5,600	5,687
Transocean Inc. 6.375% 2021	2,220	2,495
Transocean Inc. 3.80% 2022	2,000	1,901
BG Energy Capital PLC 2.50% 2015[4]	7,000	7,223
BG Energy Capital PLC 2.875% 2016[4]	5,750	6,031
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,032
TransCanada PipeLines Ltd. 6.50% 2018	5,000	5,965
Enbridge Inc. 5.60% 2017	2,500	2,812
Enbridge Inc. 4.00% 2023	10,000	10,119
Marathon Oil Corp. 0.90% 2015	7,500	7,528
ConocoPhillips 1.05% 2017	7,500	7,445
Devon Energy Corp. 2.25% 2018	7,225	7,272
Williams Partners LP 4.30% 2024	7,180	7,209
Husky Energy Inc. 5.90% 2014	6,000	6,091
Enterprise Products Operating LLC 1.25% 2015	5,000	5,041
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,036
BP Capital Markets PLC 3.625% 2014[4]	2,000	2,012
BP Capital Markets PLC 3.875% 2015	2,500	2,590
CNOOC Finance (2013) Ltd. 3.00% 2023	5,000	4,540
		271,824
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 2.78%	(000)	(000)

MidAmerican Energy Holdings Co. 2.00% 2018[4]	$17,350	$ 17,300
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,151
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,928
NV Energy, Inc 6.25% 2020	1,200	1,422
MidAmerican Energy Holdings Co. 3.75% 2023[4]	10,000	10,048
Iberdrola Finance Ireland 3.80% 2014[4]	15,000	15,229
Scottish Power PLC 5.375% 2015	4,000	4,181
Iberdrola Finance Ireland 5.00% 2019[4]	5,000	5,516
Niagara Mohawk Power 3.553% 2014[4]	11,170	11,370
National Grid PLC 6.30% 2016	10,990	12,338
Progress Energy, Inc. 6.05% 2014	16,500	16,526
Duke Energy Corp. 3.95% 2023	2,500	2,568
PSEG Power LLC 2.75% 2016	5,310	5,551
PSEG Power LLC 2.45% 2018	10,000	10,095
PSEG Power LLC 4.30% 2023	3,000	3,076
PG&E Corp. 5.75% 2014	5,000	5,019
PG&E Corp. 2.40% 2019	2,000	2,007
Pacific Gas and Electric Co. 3.25% 2023	5,000	4,890
Pacific Gas and Electric Co. 3.85% 2023	4,370	4,466
Enel Finance International SA 3.875% 2014[4]	15,550	15,810
E.ON International Finance BV 5.80% 2018[4]	13,000	14,943
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	10,765
Teco Finance, Inc. 4.00% 2016	6,000	6,367
Teco Finance, Inc. 5.15% 2020	1,004	1,123
Tampa Electric Co. 2.60% 2022	3,000	2,849
American Electric Power Co. 1.65% 2017	10,000	10,011
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	559
CMS Energy Corp. 6.25% 2020	273	323
Consumers Energy Co. 2.85% 2022	7,500	7,376
CMS Energy Corp. 3.875% 2024	1,000	1,015
Entergy Louisiana, LLC 1.875% 2014	5,000	5,058
Entergy Louisiana, LLC 3.30% 2022	3,000	2,955
Electricité de France SA 1.15% 2017[4]	7,500	7,513
State Grid Overseas Investment Ltd. 1.75% 2018[4]	7,500	7,342
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,674
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	525
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	3,000	3,005
Commonwealth Edison Company 2.15% 2019	5,000	5,033
Public Service Co. of Colorado 5.80% 2018	2,250	2,623
Virginia Electric and Power Co. 3.45% 2024	1,860	1,871
		258,421
Health care 2.77%

Novartis Capital Corp. 2.90% 2015	10,000	10,299
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,471
Novartis Capital Corp. 3.40% 2024	18,000	18,093
Schering-Plough Corp. 6.00% 2017	7,945	9,216
Merck & Co., Inc. 0.596% 2018[3]	10,000	10,015
Merck & Co., Inc. 1.10% 2018	11,080	10,923
AbbVie Inc. 1.75% 2017	7,500	7,561
AbbVie Inc. 2.90% 2022	16,775	16,236
Sanofi 0.557% 2014[3]	10,000	10,002
Sanofi 1.25% 2018	8,000	7,899
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	7,006
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Thermo Fisher Scientific Inc. 2.40% 2019	$ 7,000	$ 7,024
Thermo Fisher Scientific Inc. 4.15% 2024	3,500	3,606
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,547
Express Scripts Inc. 2.65% 2017	12,560	13,055
GlaxoSmithKline Capital Inc. 1.50% 2017	10,039	10,170
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,810
Amgen Inc. 1.875% 2014	5,000	5,050
Amgen Inc. 2.50% 2016	8,850	9,196
UnitedHealth Group Inc. 1.875% 2016	3,650	3,743
UnitedHealth Group Inc. 1.40% 2017	3,020	3,023
UnitedHealth Group Inc. 6.00% 2017	4,750	5,456
Gilead Sciences, Inc. 2.40% 2014	2,865	2,907
Gilead Sciences, Inc. 3.05% 2016	8,285	8,760
Roche Holdings, Inc. 6.00% 2019[4]	9,111	10,798
McKesson Corp. 0.95% 2015	3,035	3,047
McKesson Corp. 1.40% 2018	7,500	7,371
WellPoint, Inc. 5.25% 2016	3,000	3,239
WellPoint, Inc. 2.375% 2017	3,000	3,088
Pfizer Inc. 0.543% 2018[3]	5,000	5,010
Johnson & Johnson 0.326% 2014[3]	5,000	5,001
Aetna Inc. 1.50% 2017	5,000	4,991
DENTSPLY International Inc. 2.75% 2016	3,930	4,088
Cardinal Health, Inc. 1.90% 2017	3,700	3,747
Medtronic, Inc. 3.625% 2024	3,000	3,048
Baxter International Inc. 3.20% 2023	3,000	2,957
Dignity Health 3.125% 2022	2,000	1,848
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	989
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	960	924
		257,214
Consumer discretionary 2.34%

DaimlerChrysler North America Holding Corp. 1.95% 2014[4]	7,500	7,507
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	7,500	7,565
DaimlerChrysler North America Holding Corp. 1.098% 2018[3,4]	7,500	7,547
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	8,900	8,956
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,000	7,121
Comcast Corp. 5.85% 2015	3,000	3,266
Comcast Corp. 5.90% 2016	10,000	11,022
Comcast Corp. 6.30% 2017	9,000	10,582
Comcast Corp. 3.60% 2024	7,500	7,576
Volkswagen International Finance NV 0.857% 2014[3,4]	15,000	15,006
Volkswagen International Finance NV 1.125% 2016[4]	5,000	5,013
Volkswagen International Finance NV 2.125% 2018[4]	10,000	10,076
Walt Disney Co. 0.875% 2014	7,000	7,040
Walt Disney Co. 1.10% 2017	11,685	11,642
NBCUniversal Media, LLC 2.10% 2014	7,500	7,510
NBCUniversal Media, LLC 2.875% 2016	7,000	7,297
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,555
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,107
Dollar General Corp. 1.875% 2018	12,000	11,887
Dollar General Corp. 3.25% 2023	65	61
Ford Motor Credit Co. 1.70% 2016	7,500	7,609
Ford Motor Credit Co. 1.50% 2017	2,500	2,505
Carnival Corp. 3.95% 2020	9,417	9,713
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer discretionary (continued)	(000)	(000)

Time Warner Inc. 4.75% 2021	$ 8,750	$ 9,642
Viacom Inc. 2.50% 2018	5,825	5,953
Viacom Inc. 4.25% 2023	1,090	1,128
Thomson Reuters Corp. 1.30% 2017	4,360	4,360
Thomson Reuters Corp. 4.30% 2023	2,000	2,059
Time Warner Cable Inc. 7.50% 2014	5,430	5,458
CBS Corp. 1.95% 2017	4,800	4,877
Target Corp. 6.00% 2018	4,055	4,720
Cox Communications, Inc. 6.25% 2018[4]	250	289
		217,649
Telecommunication services 1.98%

Verizon Communications Inc. 3.00% 2016	13,000	13,582
Verizon Communications Inc. 3.65% 2018	25,000	26,670
Verizon Communications Inc. 5.15% 2023	34,210	37,558
AT&T Inc. 0.90% 2016	5,000	5,020
AT&T Inc. 2.40% 2016	16,530	17,085
AT&T Inc. 2.95% 2016	8,000	8,361
AT&T Inc. 1.144% 2018[3]	5,000	5,061
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,075
Deutsche Telekom International Finance BV 3.125% 2016[4]	10,250	10,718
Deutsche Telekom International Finance BV 2.25% 2017[4]	5,600	5,756
France Télécom 4.375% 2014	5,000	5,075
France Télécom 2.125% 2015	10,000	10,192
Orange SA 2.75% 2019	5,000	5,073
Vodafone Group PLC 5.375% 2015	12,000	12,533
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,156
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,261
Telecom Italia Capital SA 6.175% 2014	6,000	6,090
		184,266
Industrials 1.43%

General Electric Co. 0.85% 2015	9,000	9,059
General Electric Capital Corp. 1.00% 2015	11,300	11,408
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,780
General Electric Capital Corp. 2.95% 2016	3,255	3,411
General Electric Capital Corp. 2.30% 2017	16,135	16,736
General Electric Corp. 5.25% 2017	7,500	8,564
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,440
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,307
United Technologies Corp. 1.80% 2017	12,655	12,936
Canadian National Railway Co. 5.85% 2017	7,000	8,095
Norfolk Southern Corp. 5.75% 2016	7,190	7,828
Union Pacific Corp. 5.70% 2018	5,900	6,839
Boeing Company 0.95% 2018	6,500	6,338
Paccar Financial Corp. 0.841% 2018[3]	5,000	5,041
BAE Systems Holdings Inc. 4.95% 2014[4]	4,500	4,547
Volvo Treasury AB 5.95% 2015[4]	4,300	4,532
Atlas Copco AB 5.60% 2017[4]	4,000	4,459
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	1,042	1,146
		132,466
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Information technology 1.07%	(000)	(000)

International Business Machines Corp. 1.95% 2016	$ 9,650	$ 9,954
International Business Machines Corp. 2.00% 2016	7,000	7,197
International Business Machines Corp. 5.70% 2017	5,000	5,761
International Business Machines Corp. 1.25% 2018	10,000	9,930
International Business Machines Corp. 1.625% 2020	7,500	7,173
International Business Machines Corp. 3.625% 2024	6,635	6,687
Cisco Systems, Inc. 0.493% 2014[3]	7,300	7,301
Cisco Systems, Inc. 1.10% 2017	7,000	7,031
Cisco Systems, Inc. 0.734% 2019[3]	10,000	10,061
Oracle Corp. 1.20% 2017	3,000	2,995
Oracle Corp. 0.819% 2019[3]	8,500	8,563
Oracle Corp. 2.375% 2019	7,000	7,162
Google Inc. 1.25% 2014	5,000	5,012
Xerox Corp. 2.95% 2017	2,500	2,619
Samsung Electronics America, Inc. 1.75% 2017[4]	1,500	1,505
		98,951
Materials 0.98%

Glencore Xstrata LLC 1.599% 2019[3,4]	5,000	4,879
Glencore Xstrata LLC 2.50% 2019[4]	9,000	8,867
Xstrata Canada Financial Corp. 4.95% 2021[4]	8,500	8,905
Glencore Xstrata LLC 4.125% 2023[4]	3,000	2,887
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,216
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,368
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,055
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	5,887
BHP Billiton Finance (USA) Ltd. 2.05% 2018	7,780	7,884
BHP Billiton Finance (USA) Ltd. 3.85% 2023	4,750	4,880
Praxair, Inc. 1.05% 2017	7,500	7,398
Newcrest Finance Pty Ltd. 4.45% 2021[4]	6,700	6,036
Ecolab Inc. 3.00% 2016	5,455	5,741
Mosaic Co. 4.25% 2023	3,000	3,050
		91,053
Total corporate bonds & notes		2,613,309
Mortgage-backed obligations 9.22%
Federal agency mortgage-backed obligations[5] 4.76%

Fannie Mae 7.00% 2015	97	100
Fannie Mae 7.00% 2016	90	94
Fannie Mae 11.50% 2019	5	5
Fannie Mae 5.00% 2023	1,807	1,962
Fannie Mae 6.00% 2024	874	967
Fannie Mae 6.00% 2026	623	690
Fannie Mae 9.041% 2026[3]	166	188
Fannie Mae 3.00% 2027	42,578	44,194
Fannie Mae 2.50% 2028	991	999
Fannie Mae 2.50% 2028	982	990
Fannie Mae 2.50% 2028	975	983
Fannie Mae 2.50% 2028	969	977
Fannie Mae 2.50% 2028	962	970
Fannie Mae 2.50% 2028	901	909
Fannie Mae 2.50% 2028	885	892
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 878	$ 886
Fannie Mae 2.50% 2028	663	669
Fannie Mae 2.50% 2028	623	628
Fannie Mae 2.50% 2028	495	499
Fannie Mae 2.50% 2028	440	443
Fannie Mae 6.00% 2028	1,379	1,530
Fannie Mae 6.00% 2028	489	543
Fannie Mae 6.00% 2028	472	524
Fannie Mae 2.50% 2029[6]	65,000	65,203
Fannie Mae 6.50% 2034	1,490	1,675
Fannie Mae 2.224% 2037[3]	1,172	1,244
Fannie Mae 2.403% 2037[3]	5,095	5,430
Fannie Mae 2.502% 2037[3]	3,029	3,248
Fannie Mae 7.00% 2037	348	393
Fannie Mae 7.50% 2037	84	96
Fannie Mae 2.348% 2038[3]	1,227	1,306
Fannie Mae 5.301% 2038[3]	381	408
Fannie Mae 3.73% 2039[3]	348	371
Fannie Mae 3.88% 2039[3]	547	577
Fannie Mae 3.942% 2039[3]	229	243
Fannie Mae 3.992% 2039[3]	2,680	2,833
Fannie Mae 6.50% 2039	1,045	1,168
Fannie Mae 3.251% 2040[3]	8,149	8,732
Fannie Mae 4.191% 2040[3]	3,886	4,141
Fannie Mae 4.392% 2040[3]	4,813	5,134
Fannie Mae 5.50% 2040	2,151	2,383
Fannie Mae 5.50% 2040	1,181	1,304
Fannie Mae 3.42% 2041[3]	4,690	4,953
Fannie Mae 3.556% 2041[3]	8,832	9,257
Fannie Mae 2.06% 2042[3]	10,136	10,407
Fannie Mae 2.196% 2042[3]	11,667	12,031
Fannie Mae 2.591% 2042[3]	22,176	22,358
Fannie Mae 2.626% 2042[3]	3,694	3,804
Fannie Mae 2.951% 2042[3]	3,270	3,354
Fannie Mae 4.00% 2042	24,358	25,564
Fannie Mae 3.00% 2043	6,051	5,896
Fannie Mae 4.50% 2044[6]	38,000	40,819
Fannie Mae 7.00% 2047	72	80
Fannie Mae 3.874% 2050[3]	1,870	1,983
Fannie Mae, Series 2001-4, Class GA, 9.521% 2025[3]	155	178
Fannie Mae, Series 2001-4, Class NA, 10.545% 2025[3]	121	135
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	499	587
Fannie Mae, Series 2001-20, Class D, 11.007% 2031[3]	24	26
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	935	944
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,856	1,746
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	6,302	7,023
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,973	2,193
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	4,827	4,408
Fannie Mae, Series 2007-114, Class A7, 0.356% 2037[3]	12,500	12,320
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,294	3,606
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	146	171
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	113	128
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	583	689
Freddie Mac 5.00% 2023	1,898	2,050
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac 5.00% 2023	$ 677	$ 731
Freddie Mac 5.00% 2024	433	472
Freddie Mac 4.00% 2026	7,118	7,612
Freddie Mac 6.00% 2026	157	174
Freddie Mac 6.00% 2026	61	67
Freddie Mac 6.50% 2027	1,216	1,354
Freddie Mac 2.742% 2037[3]	1,280	1,362
Freddie Mac 6.00% 2037	1,320	1,467
Freddie Mac 6.00% 2037	389	432
Freddie Mac 2.344% 2038[3]	3,533	3,733
Freddie Mac 2.801% 2038[3]	1,238	1,317
Freddie Mac 3.638% 2039[3]	1,466	1,573
Freddie Mac 3.417% 2041[3]	2,066	2,201
Freddie Mac 5.00% 2041	808	884
Freddie Mac 2.802% 2043[3]	24,196	24,941
Freddie Mac 3.00% 2043	17,075	16,601
Freddie Mac, Series 1567, Class A, 0.555% 2023[3]	26	26
Freddie Mac, Series 2626, Class NG, 3.50% 2023	99	103
Freddie Mac, Series T-041, Class 3-A, 6.562% 2032[3]	350	412
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,499	3,854
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	4,193	3,788
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,103	1,924
Freddie Mac, Series 3156, Class NG, 6.00% 2036	2,298	2,558
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	598	551
Freddie Mac, Series 3271, Class OA, 6.00% 2037	2,963	3,281
Government National Mortgage Assn. 4.654% 2061	11,421	12,511
Government National Mortgage Assn. 5.048% 2063	1,818	1,967
Government National Mortgage Assn. 2.50% 2042[3]	2,786	2,877
		442,014
Commercial mortgage-backed securities[5] 4.15%

Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[3]	8,845	8,863
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[3]	24,647	26,942
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,256
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	10,318	11,639
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	95	95
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	15,000	16,563
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.722% 2043[3]	9,879	10,801
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.291% 2044[3]	8,981	9,534
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.75% 2049[3]	7,500	8,344
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4]	25,562	25,791
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[4]	4,250	4,337
Hilton USA Trust, Series 2013-HLF, CFX, 3.7141% 2030[4]	8,750	8,895
Hilton USA Trust, Series 2013-HLF, AFL, 1.157% 2030[3,4]	20,000	20,031
Hilton USA Trust, Series 2013-HLF, BFL, 1.657% 2030[3,4]	5,000	5,008
Hilton USA Trust Series 2013-HLF, CFL, 2.057% 2030[3,4]	7,000	7,013
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 4.846% 2037[3]	818	819
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[3]	1,000	1,053
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	7,858	8,606
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	9,450	9,902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.712% 2049[3]	10,050	11,247
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	28,533	31,196
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.873% 2046[3]	5,947	6,521
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049	3,000	3,250
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[3]	12,250	13,800
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Commercial mortgage-backed securities[5] (continued)	(000)	(000)

Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3]	$20,873	$ 22,413
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	17,131	18,747
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.69% 2036[3]	2,000	2,211
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	13,984	15,242
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3]	3,035	3,297
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	8,622	9,532
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	4,956	5,401
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.873% 2045[3]	6,500	7,181
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	8,478	8,884
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	7,005	7,891
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[4]	6,000	6,202
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049	5,684	5,960
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.17% 2045[3]	4,500	5,184
Aventura Mall Trust, Series A, 3.743% 2032[3,4]	4,300	4,506
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.351% 2039[3]	2,000	2,026
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.311% 2045[3]	1,151	1,156
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4]	2,850	2,991
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4]	1,175	1,235
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.662% 2042[3]	1,000	1,086
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	968	980
		385,631
Collateralized mortgage-backed obligations (privately originated)[5] 0.18%

Freddie Mac, Series 2013-DN2, Class M-1, 1.606% 2023[3]	3,316	3,335
Freddie Mac, Series 2013-DN1, Class M-1, 3.556% 2023[3]	3,978	4,132
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[3]	7,575	7,619
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	231	248
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	223	242
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	314	338
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	804	884
Paine Webber CMO, Series O, Class 5, 9.50% 2019	44	48
		16,846
Other mortgage-backed obligations[5] 0.13%

Bank of Montreal 2.85% 2015[4]	7,500	7,737
Northern Rock PLC 5.625% 2017[4]	3,150	3,581
Royal Bank of Canada 3.125% 2015[4]	1,000	1,031
		12,349
Total mortgage-backed obligations		856,840
Federal agency bonds & notes 3.76%

Fannie Mae 2.625% 2014	9,000	9,156
Fannie Mae 2.75% 2014	20,000	20,015
Fannie Mae 3.00% 2014	8,250	8,375
Fannie Mae 1.625% 2015	20,000	20,443
Fannie Mae 2.375% 2015	25,000	25,746
Fannie Mae 0.50% 2016	14,630	14,664
Fannie Mae 0.875% 2018	15,000	14,701
Fannie Mae 1.875% 2018	25,110	25,509
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017	42,658	42,825
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	8,335	8,375
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3]	6,405	6,544
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac 2.50% 2014	$11,000	$ 11,034
Freddie Mac 5.00% 2014	10,000	10,178
Freddie Mac 0.75% 2018	10,000	9,832
Freddie Mac 4.875% 2018	11,135	12,750
Freddie Mac 1.25% 2019	25,000	24,168
Freddie Mac 1.375% 2020	20,000	19,214
Freddie Mac, Series K714, Class A-2, multifamily 3.034% 2020[3]	3,580	3,721
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,233
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	9,195	8,875
Freddie Mac, Series K036, Class A-2, multifamily 3.527% 2023[3]	6,360	6,553
Federal Home Loan Bank 5.50% 2014	5,000	5,119
Federal Home Loan Bank 5.375% 2016	1,420	1,592
Federal Home Loan Bank 1.75% 2018	25,000	25,161
Federal Farm Credit Banks 2.625% 2014	5,000	5,014
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,070	1,208
CoBank, ACB 0.843% 2022[3,4]	935	860
		348,865
Bonds & notes of governments & government agencies outside the U.S. 1.70%

Polish Government 5.00% 2015	8,000	8,585
Polish Government 6.375% 2019	2,825	3,369
Polish Government 3.00% 2023	15,000	14,170
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 2014[4]	1,045	1,064
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[4]	14,000	14,145
Bermudan Government 5.603% 2020[4]	7,500	8,250
Bermudan Government 4.854% 2024[4]	3,525	3,538
Swedish Government 1.00% 2014[4]	10,600	10,621
Finland (Republic of) 1.25% 2015[4]	10,000	10,153
United Mexican States Government Global, Series A, 4.00% 2023	10,000	10,138
Netherlands Government 1.00% 2017	10,000	10,069
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 2014[4]	10,000	10,035
European Investment Bank 3.125% 2014	9,250	9,318
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[4]	9,000	9,013
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	5,900	5,932
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	5,440	5,518
Chilean Government 3.875% 2020	5,000	5,325
Spanish Government 4.00% 2018[4]	5,000	5,284
Asian Development Bank 2.75% 2014	5,100	5,125
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	4,484
Indonesia (Republic of) 5.875% 2020[4]	2,460	2,718
Indonesia (Republic of) 5.875% 2020	140	155
Indonesia (Republic of) 4.875% 2021	200	208
Indonesia (Republic of) 3.75% 2022	200	190
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	730	739
		158,146
Asset-backed obligations[5] 1.35%

Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[4]	10,000	10,111
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4]	37,535	38,791
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4]	22,000	22,059
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4]	15,000	14,870
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017	4,470	4,471
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	5,090	5,093
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[4]	8,360	8,309
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[5] (continued)	(000)	(000)

Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4]	$ 7,085	$ 7,088
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,261
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	3,146	3,242
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017	2,960	2,962
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017	2,415	2,416
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,081	1,137
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	400	423
		125,233
Municipals 0.60%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	17,500	17,581
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	12,500	12,421
State of New Jersey, General Obligation Refunding Bonds,
Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,550
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	7,500	7,419
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	5,500	5,517
State of Texas, Board of Regents of the University of Texas System, Revenue Refunding Financing System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,651
		56,139
Total bonds, notes & other debt instruments (cost: $8,639,933,000)		8,782,065
Preferred securities 0.03%

U.S. government agency securities 0.03%	Shares

CoBank, ACB, Class E, noncumulative[4]	4,000	2,712
Total preferred securities (cost: $3,985,000)		2,712
	Principal amount
Short-term securities 6.13%	(000)

Federal Home Loan Bank 0.07%–0.10% due 5/16–7/25/2014	$188,900	188,861
Abbott Laboratories 0.06%–0.10% due 3/20–5/19/2014[4]	64,800	64,792
Coca-Cola Co. 0.11%–0.13% due 5/12–5/22/2014[4]	59,500	59,488
Chevron Corp. 0.07% due 3/17–4/21/2014[4]	58,400	58,395
Wal-Mart Stores, Inc. 0.05%–0.08% due 3/19–4/8/2014[4]	50,200	50,197
ExxonMobil Corp. 0.05%–0.07% due 3/17–3/18/2014	31,800	31,799
Emerson Electric Co. 0.08% due 3/28/2014[4]	24,700	24,698
Fannie Mae 0.09%–0.12% due 5/2–7/23/2014	17,800	17,796
General Electric Co. 0.05% due 3/3/2014	17,400	17,400
John Deere Financial Ltd. 0.07% due 3/17/2014[4]	15,000	14,999
Federal Farm Credit Banks 0.16% due 3/25/2014	11,600	11,600
Kimberly-Clark Worldwide Inc. 0.05% due 3/26/2014[4]	11,000	11,000
Freddie Mac 0.10% due 5/2/2014		10,000
9,999
Paccar Financial Corp. 0.08% due 3/25/2014	8,400	8,400
Total short-term securities (cost: $569,401,000)		569,424
Total investment securities (cost: $9,213,319,000)		9,354,201
Other assets less liabilities		(64,677)
Net assets		$9,289,524

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,290,000, which represented ..01% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,072,824,000, which represented 11.55% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	A portion or all of the security purchased on a TBA basis.

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-023-0414O-S37654

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: April 30, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2014